ACCRUED EXPENSES (Narrative) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2014	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Costs recognized		$ 379,579	$ 215,386	$ 642,825	$ 456,200	$ 878,257	$ 643,913
Accrued expenses		24,875		24,875		10,184	55,264
Loss on extinguishment of debt					$ 267,567	$ 248,892	$ 691,904
Research and Development Arrangement [Member]
Consultancy agreement, term	9 months
Consultancy agreement, initial payment	$ 50,000
Consultancy agreement, additional payments	50,000
Consultancy agreement, total payments	$ 200,000
Shares issued for consultancy agreement	100,000						100,000
Costs recognized								$ 160,000
Accrued expenses									$ 110,000
Percentage of completion									80.00%
Fair value of shares							$ 163,783
Loss on extinguishment of debt							$ 53,783